Acquisitions and Divestitures (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended														1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended
	Aug. 31, 2011 acre	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 2011	Jun. 04, 2010	May 01, 2010	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]	Apr. 08, 2011 Cash Consideration [Member]	Jun. 30, 2011 Other Properties Acquired [Member]	Aug. 03, 2010 Other Properties Acquired [Member]	Jun. 30, 2010 Other Properties Acquired [Member]	May 28, 2010 Other Properties Acquired [Member]	May 01, 2010 Other Properties Acquired [Member]	Aug. 31, 2011 Predecessor [Member] acre	Dec. 31, 2011 Predecessor [Member] acre	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	May 31, 2011 Predecessor [Member]	Mar. 29, 2010 Predecessor [Member] Other Properties Acquired [Member]	May 31, 2012 Third Party [Member]	Dec. 31, 2012 Goodrich Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]	Dec. 31, 2011 BP America Production Company [Member]	Dec. 31, 2012 BP America Production Company [Member]	Dec. 31, 2012 General and administrative expenses [Member]	Dec. 31, 2011 Other Expense [Member]	Dec. 31, 2010 Other Expense [Member]	Dec. 31, 2011 Carthage Properties [Member]	Dec. 31, 2012 Undisclosed Seller Acquisition [Member]
Business Acquisition [Line Items]
Acquired non-operating interests from third party							$ 301,951,000																		$ 90,423,000								$ 36,461,000
Purchase price									14,119,000				2,250,000	6,500,000	65,900,000	2,600,000	14,100,000				5,800,000	12,900,000	8,200,000	36,500,000		90,400,000
Date of acquisition				Jan. 01, 2012	Jan. 01, 2011															Jan. 01, 2010					Sep. 28, 2012							Apr. 08, 2011	May 01, 2012
Net acres exchanged																			10,700
Business combination consideration transferred												302,000,000
Net book value of net acres exchanged																			5,200,000
Cash consideration prior to closing adjustments																			20,000,000		5,800,000
Oil and gas properties						6,000,000	307,185,000		15,397,000																91,187,000		82,600,000	15,400,000					36,865,000
Fair value allocated to asset retirement obligations assumed							3,653,000																		161,000		1,200,000	400,000					321,000
Fair value allocated to deferred tax liabilities																											600,000
Fair value allocated to accrued liabilities																											500,000
Predecessor recorded gain																			62,200,000
Revenue recorded in statement of operations																									4,600,000		8,300,000					46,200,000	4,800,000
Earnings recorded in statement of operations																									2,000,000		2,300,000					32,200,000	1,200,000
Deep acreage rights sold options																		9,000
Acquisition-related costs																													3,300,000	1,000,000	900,000
Gross amounts incurred										1,500,000	1,000,000
Acquisitions and Divestitures (Textual) [Abstract]
Sale of deep acreage rights	4,200
Gain on sale in connections with deep acreage rights	800,000		400,000
Proceeds from the sale of oil and gas properties	2,000,000	1,400,000		500,000	3,197,000	1,400,000
Settlement received related to a property						1,200,000
Reduction in purchase price						500,000
Remediation costs						1,000,000
Anticipated cost to remediate					968,000	1,450,000
Anticipated remediation cost on accrued liability		1,051,000		1,051,000	1,747,000	1,450,000
Prepaid assets								500,000	450,000
Costs in Environmental accrued liability incurred				1,000,000
Environmental reserves classified as current liabilities in accrued liabilities		$ 623,000		$ 623,000	$ 779,000